Equity Incentive Plans - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Outstanding, Beginning balance	3,831,237	2,474,215	2,343,090
Shares, Granted	2,940,444	1,380,463	210,970
Shares, Exercised	(46,881)		(732)
Shares, Forfeited	(369,219)	(23,441)	(79,113)
Shares Outstanding, Ending balance	6,355,581	3,831,237	2,474,215	2,343,090
Shares, Options exercisable	3,156,433	2,048,318	1,519,866
Shares, Expected to vest	3,199,149	1,782,919	954,349
Weighted -Average Exercise Price Per Share Outstanding, Beginning balance	$ 2.84	$ 2.71	$ 2.50
Weighted -Average Exercise Price Per Share, Granted	6.94	3.26	4.82
Weighted -Average Exercise Price Per Share, Exercised	3.51		2.35
Weighted -Average Exercise Price Per Share, Forfeited	2.56	2.43	2.13
Weighted -Average Exercise Price Per Share, Outstanding, Ending balance	4.78	2.84	2.71	$ 2.50
Weighted -Average Exercise Price Per Share, Options exercisable	3.67	2.56	2.43
Weighted -Average Exercise Price Per Share, Expected to vest	5.88	3.16	3.16
Weighted - Average Grant Date Fair Value Per Share Outstanding, Beginning balance	1.75	1.71	1.56
Weighted - Average Grant Date Fair Value Per Share, Granted	3.61	1.98	3.26
Weighted - Average Grant Date Fair Value Per Share, Exercised	2.25		1.43
Weighted - Average Grant Date Fair Value Per Share, Forfeited	1.22	1.13	1.54
Weighted - Average Grant Date Fair Value Per Share Outstanding, Ending balance	2.66	1.75	1.71	$ 1.56
Weighted - Average Grant Date Fair Value Per Share, Options exercisable	2.12	1.64	1.58
Weighted - Average Grant Date Fair Value Per Share, Expected to vest	$ 3.19	$ 1.90	$ 1.90
Weighted - Average Contractual Life Outstanding, Balance	7 years 7 months 20 days	7 years 2 months 12 days	7 years 3 days	7 years 6 months 7 days
Weighted - Average Contractual Life, Granted	9 years 8 months 1 day	9 years 4 months 13 days	9 years 6 months
Weighted - Average Contractual Life, Forefeited		9 years 9 months 29 days
Weighted - Average Contractual Life, Options exercisable	5 years 10 months 24 days	5 years 9 months 3 days	6 years 1 month 6 days
Weighted - Average Contractual Life, Expected to vest	9 years 4 months 6 days	8 years 10 months 6 days	8 years 5 months 15 days
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 243,000	$ 2,870,775	$ 578,128
Aggregate Intrinsic Value, Granted	41,878,351		65,000
Aggregate Intrinsic Value, Exercised	852,818		1,031
Aggregate Intrinsic Value, Forfeited	7,066,915		128,250
Aggregate Intrinsic Value, Outstanding, Ending balance	107,534,863	243,000	2,870,775	$ 578,128
Aggregate Intrinsic Value, Options exercisable	56,918,296	$ 243,000	2,058,419
Aggregate Intrinsic Value, Expected to vest	$ 50,616,567		$ 812,365